BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2012	Mar. 31, 2011
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificates of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	18,679,738	18,679,738
Units of assignor limited partner's capital, outstanding	18,671,338	18,678,038
Units of limited partnership interest, issued	18,679,738	18,679,738
Units of limited partnership interest, outstanding	18,671,338	18,678,038
Series Seven [Member]
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificates of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	1,036,100	1,036,100
Units of assignor limited partner's capital, outstanding	1,036,100	1,036,100
Units of limited partnership interest, issued	1,036,100	1,036,100
Units of limited partnership interest, outstanding	1,036,100	1,036,100
Series Nine [Member]
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificates of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	4,178,029	4,178,029
Units of assignor limited partner's capital, outstanding	4,176,329	4,177,329
Units of limited partnership interest, issued	4,178,029	4,178,029
Units of limited partnership interest, outstanding	4,176,329	4,177,329
Series Ten [Member]
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificates of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,428,925	2,428,925
Units of assignor limited partner's capital, outstanding	2,423,225	2,427,925
Units of limited partnership interest, issued	2,428,925	2,428,925
Units of limited partnership interest, outstanding	2,423,225	2,427,925
Series Eleven [Member]
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificates of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,489,599	2,489,599
Units of assignor limited partner's capital, outstanding	2,489,599	2,489,599
Units of limited partnership interest, issued	2,489,599	2,489,599
Units of limited partnership interest, outstanding	2,489,599	2,489,599
Series Twelve [Member]
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificates of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,972,795	2,972,795
Units of assignor limited partner's capital, outstanding	2,971,795	2,972,795
Units of limited partnership interest, issued	2,972,795	2,972,795
Units of limited partnership interest, outstanding	2,971,795	2,972,795
Series Fourteen [Member]
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificates of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	5,574,290	5,574,290
Units of assignor limited partner's capital, outstanding	5,574,290	5,574,290
Units of limited partnership interest, issued	5,574,290	5,574,290
Units of limited partnership interest, outstanding	5,574,290	5,574,290